Income Taxes (Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Japanese statutory income tax rate	31.00%	31.00%	31.00%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	0.60%	0.70%	2.30%
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate	(3.10%)	(3.90%)	(5.80%)
Tax credit for research and development expenses	(2.80%)	(3.20%)	(1.70%)
Change in valuation allowance	(0.30%)	(3.90%)	2.40%
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.60%	4.50%	2.60%
Tax credit at foreign subsidiaries	(0.50%)	(0.30%)	(1.30%)
Effect of enacted changes in tax laws	0.00%	(1.00%)	(1.50%)
Other	(0.30%)	(0.20%)	(1.60%)
Effective income tax rate	26.20%	23.70%	26.40%